Debt Financing (Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Maturities of Long-term Debt [Line Items]
Remainder of 2013	$ 27,896
2014	13,494
2015	22,166
2016	3,924
2017	43,872
Thereafter	12,159
Long-term debt, Total	123,511	132,821
Held For Sale [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	26,133
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Long-term debt, Total	26,133
Held For Use [Member]
Maturities of Long-term Debt [Line Items]
Remainder of 2013	1,763
2014	13,494
2015	22,166
2016	3,924
2017	43,872
Thereafter	12,159
Long-term debt, Total	$ 97,378